Options Advance Payments- Purchase of Leased Vessels (Tables)	12 Months Ended
Dec. 31, 2015
Options Advance Payments- Purchase of Leased Vessels [Abstract]
Schedule of charter obligation of the operating lease
Year	Annual Operating Lease Payments
1	$803
2	803
3	803
4	803
5	803
Total	$4,015